American Century Investments®
Quarterly Portfolio Holdings
Strategic Income Fund
December 31, 2020

Strategic Income - Schedule of Investments
DECEMBER 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 57.5%
Aerospace and Defense — 0.1%
Boeing Co. (The), 4.875%, 5/1/25	50,000	57,028
Airlines — 0.5%
Delta Air Lines, Inc., 7.375%, 1/15/26	100,000	114,303
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(1)	92,000	98,367
		212,670
Automobiles — 0.7%
Ford Motor Co., 8.50%, 4/21/23	100,000	112,917
Ford Motor Credit Co. LLC, 4.00%, 11/13/30	200,000	210,636
		323,553
Banks — 2.1%
Banco Continental SAECA, 2.75%, 12/10/25(1)(2)	150,000	149,625
Banistmo SA, 4.25%, 7/31/27(1)	400,000	430,240
Bank of America Corp., MTN, VRN, 2.50%, 2/13/31	31,000	32,933
Citigroup, Inc., VRN, 3.52%, 10/27/28	140,000	158,310
Citigroup, Inc., VRN, 2.57%, 6/3/31	40,000	42,646
Wells Fargo & Co., MTN, VRN, 2.39%, 6/2/28	155,000	165,096
		978,850
Biotechnology — 0.3%
Emergent BioSolutions, Inc., 3.875%, 8/15/28(1)	130,000	134,859
Building Products — 1.0%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	130,000	139,912
Griffon Corp., 5.75%, 3/1/28	200,000	211,838
Standard Industries, Inc., 4.75%, 1/15/28(1)	100,000	105,375
		457,125
Capital Markets — 4.9%
Ares Capital Corp., 3.25%, 7/15/25	138,000	146,374
Ares Finance Co. II LLC, 3.25%, 6/15/30(1)	55,000	58,308
Banco BTG Pactual SA, 4.50%, 1/10/25(2)	200,000	214,002
CI Financial Corp., 3.20%, 12/17/30	270,000	276,958
FS KKR Capital Corp., 3.40%, 1/15/26	340,000	338,123
Goldman Sachs BDC, Inc., 2.875%, 1/15/26	130,000	132,843
Golub Capital BDC, Inc., 3.375%, 4/15/24	190,000	193,535
LPL Holdings, Inc., 4.625%, 11/15/27(1)	161,000	167,138
Owl Rock Capital Corp., 3.40%, 7/15/26	260,000	263,725
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(1)	220,000	230,184
Owl Rock Technology Finance Corp., 3.75%, 6/17/26(1)	226,000	227,448
		2,248,638
Chemicals — 0.2%
CF Industries, Inc., 4.50%, 12/1/26(1)	86,000	101,944
Commercial Services and Supplies — 0.4%
GFL Environmental, Inc., 4.00%, 8/1/28(1)	200,000	201,875
Communications Equipment — 0.8%
CommScope, Inc., 8.25%, 3/1/27(1)	335,000	358,033
Construction and Engineering — 0.5%
IHS Netherlands Holdco BV, 7.125%, 3/18/25	200,000	210,491
Construction Materials — 0.7%
Cemex SAB de CV, 5.20%, 9/17/30(1)	200,000	219,550

Summit Materials LLC / Summit Materials Finance Corp., 5.25%, 1/15/29(1)	100,000	105,125
		324,675
Consumer Finance — 1.9%
Navient Corp., 6.75%, 6/25/25	305,000	332,069
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(1)	485,000	529,258
SLM Corp., 4.20%, 10/29/25	35,000	37,056
		898,383
Containers and Packaging — 0.5%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	200,000	210,162
Diversified Telecommunication Services — 2.4%
AT&T, Inc., 2.75%, 6/1/31	135,000	144,349
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	330,000	345,256
Telecom Italia SpA, 5.30%, 5/30/24(1)	400,000	435,610
Verizon Communications, Inc., 4.40%, 11/1/34	130,000	162,288
		1,087,503
Electric Utilities — 1.6%
DPL, Inc., 4.125%, 7/1/25(1)	60,000	64,849
FEL Energy VI Sarl, 5.75%, 12/1/40(1)	200,000	213,210
IPALCO Enterprises, Inc., 4.25%, 5/1/30(1)	100,000	115,827
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	125,000	140,221
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak, 4.85%, 10/14/38(1)	200,000	223,602
		757,709
Entertainment — 1.1%
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)(3)	250,000	253,225
Netflix, Inc., 3.625%, 6/15/25(1)	243,000	260,645
		513,870
Equity Real Estate Investment Trusts (REITs) — 4.6%
CubeSmart LP, 2.00%, 2/15/31	75,000	75,292
Highwoods Realty LP, 2.60%, 2/1/31	40,000	40,868
Host Hotels & Resorts LP, 3.875%, 4/1/24	275,000	290,916
Iron Mountain, Inc., 5.00%, 7/15/28(1)	350,000	372,271
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 3.875%, 2/15/29(1)	150,000	153,656
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	335,000	356,951
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 3/15/31	45,000	46,547
Regency Centers LP, 3.70%, 6/15/30	30,000	34,036
Retail Properties of America, Inc., 4.00%, 3/15/25	92,000	94,292
SBA Communications Corp., 3.875%, 2/15/27(1)	170,000	174,551
Spirit Realty LP, 3.20%, 2/15/31	185,000	196,814
STORE Capital Corp., 2.75%, 11/18/30	120,000	122,123
VEREIT Operating Partnership LP, 3.40%, 1/15/28	82,000	90,595
VEREIT Operating Partnership LP, 2.20%, 6/15/28	30,000	30,703
Welltower, Inc., 2.75%, 1/15/31	60,000	64,065
		2,143,680
Food and Staples Retailing — 1.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29(1)	150,000	151,725
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.875%, 2/15/30(1)	184,000	202,930
United Natural Foods, Inc., 6.75%, 10/15/28(1)	175,000	183,309
		537,964
Food Products — 0.3%
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	150,000	154,178
Gas Utilities — 0.4%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	150,000	171,089
Health Care Providers and Services — 2.2%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	113,000	121,580
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)	100,000	107,000

Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	150,000	158,675
CHS/Community Health Systems, Inc., 5.625%, 3/15/27(1)	100,000	107,650
LifePoint Health, Inc., 5.375%, 1/15/29(1)	200,000	200,110
Tenet Healthcare Corp., 6.125%, 10/1/28(1)	180,000	188,195
Universal Health Services, Inc., 2.65%, 10/15/30(1)	140,000	145,598
		1,028,808
Hotels, Restaurants and Leisure — 1.2%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	90,000	92,852
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	75,000	75,893
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	150,000	158,548
Las Vegas Sands Corp., 3.90%, 8/8/29	90,000	96,813
Marriott International, Inc., 3.50%, 10/15/32	73,000	80,012
Scientific Games International, Inc., 7.25%, 11/15/29(1)	52,000	57,158
		561,276
Household Durables — 0.9%
Mattamy Group Corp., 4.625%, 3/1/30(1)	100,000	106,172
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 4/1/29(1)	150,000	154,500
TRI Pointe Group, Inc., 5.70%, 6/15/28	150,000	169,725
		430,397
Household Products — 0.3%
Energizer Holdings, Inc., 4.75%, 6/15/28(1)	150,000	158,070
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp., 4.625%, 2/1/29(1)	50,000	51,489
TerraForm Power Operating LLC, 4.25%, 1/31/23(1)	100,000	103,563
		155,052
Insurance — 1.3%
Athene Global Funding, 2.55%, 11/19/30(1)	100,000	100,148
Athene Holding Ltd., 3.50%, 1/15/31	315,000	333,391
Kemper Corp., 2.40%, 9/30/30	80,000	81,571
Lincoln National Corp., 4.35%, 3/1/48	35,000	44,006
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50(1)	25,000	27,244
		586,360
Interactive Media and Services — 0.7%
Rackspace Technology Global, Inc., 5.375%, 12/1/28(1)	114,000	119,652
Weibo Corp., 3.50%, 7/5/24	200,000	209,939
		329,591
Internet and Direct Marketing Retail — 0.7%
B2W Digital Lux Sarl, 4.375%, 12/20/30(1)	200,000	207,250
QVC, Inc., 4.375%, 9/1/28	125,000	129,753
		337,003
Life Sciences Tools and Services — 0.1%
Syneos Health, Inc., 3.625%, 1/15/29(1)	50,000	50,232
Machinery — 0.7%
GrafTech Finance, Inc., 4.625%, 12/15/28(1)	250,000	253,760
Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25	50,000	53,988
		307,748
Media — 7.2%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	80,000	82,648
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	260,000	276,257
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	88,000	92,850
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50	45,000	53,783
Comcast Corp., 3.20%, 7/15/36	36,000	40,954
CSC Holdings LLC, 5.875%, 9/15/22	107,000	113,487
CSC Holdings LLC, 4.625%, 12/1/30(1)	390,000	407,603
DISH DBS Corp., 5.00%, 3/15/23	180,000	186,075

Lamar Media Corp., 3.75%, 2/15/28	195,000	200,767
Sinclair Television Group, Inc., 5.875%, 3/15/26(1)	245,000	252,776
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	260,000	266,761
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	327,000	347,920
TEGNA, Inc., 4.75%, 3/15/26(1)	40,000	42,762
TEGNA, Inc., 4.625%, 3/15/28(1)	356,000	364,677
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)	340,000	353,940
VTR Finance NV, 6.375%, 7/15/28(1)	200,000	218,750
		3,302,010
Metals and Mining — 1.2%
Freeport-McMoRan, Inc., 4.625%, 8/1/30	20,000	21,986
HTA Group Ltd., 7.00%, 12/18/25(1)	275,000	297,522
Novelis Corp., 4.75%, 1/30/30(1)	105,000	113,320
Teck Resources Ltd., 3.90%, 7/15/30	100,000	111,486
		544,314
Multiline Retail — 0.5%
JSM Global Sarl, 4.75%, 10/20/30(1)	200,000	215,627
Oil, Gas and Consumable Fuels — 5.4%
Aker BP ASA, 3.75%, 1/15/30(1)	150,000	158,058
Apache Corp., 4.875%, 11/15/27	70,000	74,305
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	250,000	266,875
CNX Resources Corp., 6.00%, 1/15/29(1)	100,000	102,636
Diamondback Energy, Inc., 4.75%, 5/31/25	100,000	112,669
Diamondback Energy, Inc., 3.50%, 12/1/29	40,000	42,775
EQM Midstream Partners LP, 6.50%, 7/1/27(1)	100,000	112,745
Geopark Ltd., 6.50%, 9/21/24	200,000	208,000
Hess Corp., 3.50%, 7/15/24	90,000	94,759
Occidental Petroleum Corp., 6.375%, 9/1/28	150,000	158,906
Occidental Petroleum Corp., 6.125%, 1/1/31	250,000	268,175
Petroleos Mexicanos, 4.875%, 1/24/22(2)	240,000	247,636
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 9/15/30	150,000	161,365
Sabine Pass Liquefaction LLC, 4.50%, 5/15/30(1)	100,000	118,602
Southwestern Energy Co., 4.10%, 3/15/22	75,000	75,639
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26	125,000	137,031
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	100,000	103,343
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.875%, 1/15/29	41,000	46,253
		2,489,772
Pharmaceuticals — 1.2%
AdaptHealth LLC, 4.625%, 8/1/29(1)(3)	110,000	113,163
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	120,000	123,799
Elanco Animal Health, Inc., 5.90%, 8/28/28	250,000	295,781
		532,743
Professional Services — 0.3%
Jaguar Holding Co. II / PPD Development LP, 5.00%, 6/15/28(1)	140,000	149,625
Road and Rail — 0.7%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	200,000	205,900
United Rentals North America, Inc., 3.875%, 2/15/31	100,000	105,092
		310,992
Semiconductors and Semiconductor Equipment — 0.9%
Broadcom, Inc., 4.15%, 11/15/30	72,000	83,398
Microchip Technology, Inc., 4.25%, 9/1/25(1)	135,000	142,857
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	185,000	192,631
		418,886
Software — 0.3%
NortonLifeLock, Inc., 5.00%, 4/15/25(1)	150,000	153,375

Specialty Retail — 0.3%
LBM Acquisition LLC, 6.25%, 1/15/29(1)	112,000	116,727
Technology Hardware, Storage and Peripherals — 0.5%
EMC Corp., 3.375%, 6/1/23	70,000	73,532
Seagate HDD Cayman, 4.75%, 6/1/23	50,000	54,114
Seagate HDD Cayman, 4.875%, 3/1/24	50,000	54,420
Seagate HDD Cayman, 4.75%, 1/1/25	50,000	54,584
		236,650
Textiles, Apparel and Luxury Goods — 0.3%
Hanesbrands, Inc., 4.625%, 5/15/24(1)	70,000	73,456
PVH Corp., 4.625%, 7/10/25	50,000	56,383
		129,839
Thrifts and Mortgage Finance — 0.5%
PennyMac Financial Services, Inc., 5.375%, 10/15/25(1)	200,000	211,750
Trading Companies and Distributors — 1.3%
Air Lease Corp., MTN, 2.875%, 1/15/26	70,000	74,121
Aircastle Ltd., 5.25%, 8/11/25(1)	442,000	487,195
Boise Cascade Co., 4.875%, 7/1/30(1)	50,000	54,219
		615,535
Transportation Infrastructure — 0.9%
Adani Ports & Special Economic Zone Ltd., 4.20%, 8/4/27(1)	200,000	214,612
Rumo Luxembourg Sarl, 5.25%, 1/10/28(1)	200,000	216,900
		431,512
Wireless Telecommunication Services — 1.4%
Sprint Corp., 7.625%, 2/15/25	300,000	359,313
T-Mobile USA, Inc., 4.75%, 2/1/28	245,000	263,654
		622,967
TOTAL CORPORATE BONDS (Cost $25,481,003)		26,511,140
COLLATERALIZED MORTGAGE OBLIGATIONS — 16.7%
Private Sponsor Collateralized Mortgage Obligations — 10.3%
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 12/25/45(1)	41,208	41,935
Angel Oak Mortgage Trust I LLC, Series 2019-4, Class A3 SEQ, VRN, 3.30%, 7/26/49(1)	58,258	57,891
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.04%, 11/25/34	14,983	14,802
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, (1-year H15T1Y plus 2.25%), 2/25/36	20,276	20,750
Bellemeade Re Ltd., Series 2017-1, Class M2, VRN, 3.50%, (1-month LIBOR plus 3.35%), 10/25/27(1)	123,377	123,922
Bellemeade Re Ltd., Series 2020-4A, Class M2B, VRN, 3.75%, (1-month LIBOR plus 3.60%), 6/25/30(1)	300,000	300,188
Bunker Hill Loan Depositary Trust, Series 2020-1, Class M1, VRN, 4.35%, 2/25/55(1)	170,000	178,564
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.22%, 8/25/34	36,882	37,109
COLT Mortgage Loan Trust, Series 2020-2, Class A3 SEQ, VRN, 3.70%, 3/25/65(1)	150,000	156,748
COLT Mortgage Loan Trust, Series 2020-2, Class M1, VRN, 5.25%, 3/25/65(1)	160,000	171,002
Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, VRN, 3.80%, (1-month LIBOR plus 3.65%), 2/25/40(1)	170,000	172,141
Deephaven Residential Mortgage Trust, Series 2018-2A, Class M1, VRN, 4.375%, 4/25/58(1)	160,000	163,751
Deephaven Residential Mortgage Trust, Series 2020-1, Class B1, VRN, 3.66%, 1/25/60(1)	225,000	225,988
Eagle RE Ltd., Series 2018-1, Class M2, VRN, 3.15%, (1-month LIBOR plus 3.00%), 11/25/28(1)	70,000	70,368
Eagle RE Ltd., Series 2020-2, Class M1B, VRN, 4.15%, (1-month LIBOR plus 4.00%), 10/25/30(1)	160,000	162,490
Ellington Financial Mortgage Trust, Series 2020-1, Class M1, VRN, 5.24%, 5/25/65(1)	170,000	181,673
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A3 SEQ, VRN, 2.35%, 9/27/60(1)	151,733	152,499
Home RE Ltd., Series 2020-1, Class B1, VRN, 7.15%, (1-month LIBOR plus 7.00%), 10/25/30(1)	225,000	231,665
Homeward Opportunities Fund I Trust, Series 2019-3, Class A3 SEQ, VRN, 3.03%, 11/25/59(1)	182,830	183,902
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.41%, 11/25/35	29,697	29,150
MFA Trust, Series 2020-NQM1, Class A3 SEQ, VRN, 2.30%, 8/25/49(1)	124,158	125,125
Oaktown Re V Ltd., Series 2020-2A, Class M2, VRN, 5.40%, (1-month LIBOR plus 5.25%), 10/25/30(1)	250,000	253,965

STACR Trust, Series 2018-HRP2, Class B1, VRN, 4.35%, (1-month LIBOR plus 4.20%), 2/25/47(1)	100,000	102,247
STACR Trust, Series 2018-HRP2, Class M3, VRN, 2.55%, (1-month LIBOR plus 2.40%), 2/25/47(1)	80,000	80,465
Traingle RE Ltd., Series 2020-1, Class M2, VRN, 5.75%, (1-month LIBOR plus 5.60%), 10/25/30(1)	130,000	131,368
Verus Securitization Trust, Series 2017-1A, Class B2, VRN, 5.89%, 1/25/47(1)	150,000	156,243
Verus Securitization Trust, Series 2019-4, Class M1, VRN, 3.21%, 11/25/59(1)	180,000	184,703
Verus Securitization Trust, Series 2020-1, Class A3 SEQ, VRN, 2.72%, 1/25/60(1)	142,470	145,200
Verus Securitization Trust, Series 2020-2, Class A3 SEQ, VRN, 4.00%, 5/25/60(1)	150,000	154,446
Verus Securitization Trust, Series 2020-2, Class M1, VRN, 5.36%, 5/25/60(1)	200,000	208,745
Verus Securitization Trust, Series 2020-4, Class A3 SEQ, VRN, 2.32%, 5/25/65(1)	135,238	136,407
Vista Point Securitization Trust, Series 2020-1, Class B1, VRN, 5.375%, 3/25/65(1)	200,000	206,796
Vista Point Securitization Trust, Series 2020-2, Class M1 SEQ, VRN, 3.40%, 4/25/65(1)	181,000	183,431
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	5,072	4,956
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 4.01%, 4/25/36	9,654	9,066
		4,759,701
U.S. Government Agency Collateralized Mortgage Obligations — 6.4%
FHLMC, Series 2013-DN2, Class M2, VRN, 4.40%, (1-month LIBOR plus 4.25%), 11/25/23	200,655	200,229
FHLMC, Series 2014-DN2, Class M3, VRN, 3.75%, (1-month LIBOR plus 3.60%), 4/25/24	128,106	127,708
FHLMC, Series 2014-DN3, Class M3, VRN, 4.15%, (1-month LIBOR plus 4.00%), 8/25/24	16,455	16,851
FHLMC, Series 2014-DN4, Class M3, VRN, 4.70%, (1-month LIBOR plus 4.55%), 10/25/24	34,228	35,237
FHLMC, Series 2014-HQ2, Class M3, VRN, 3.90%, (1-month LIBOR plus 3.75%), 9/25/24	177,955	183,360
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.15%, (1-month LIBOR plus 5.00%), 12/25/28	79,818	83,755
FHLMC, Series 2016-HQA4, Class M3, VRN, 4.05%, (1-month LIBOR plus 3.90%), 4/25/29	173,060	180,275
FHLMC, Series 2019-DNA1, Class B1, VRN, 4.80%, (1-month LIBOR plus 4.65%), 1/25/49(1)	130,000	134,603
FHLMC, Series 2019-DNA2, Class B1, VRN, 4.50%, (1-month LIBOR plus 4.35%), 3/25/49(1)	100,000	101,897
FHLMC, Series 2019-DNA3, Class B1, VRN, 3.40%, (1-month LIBOR plus 3.25%), 7/25/49(1)	120,000	121,546
FHLMC, Series 2019-FTR2, Class M2, VRN, 2.30%, (1-month LIBOR plus 2.15%), 11/25/48(1)	120,000	119,330
FHLMC, Series 2020-DNA1, Class B1, VRN, 2.45%, (1-month LIBOR plus 2.30%), 1/25/50(1)	150,000	148,576
FHLMC, Series 2020-DNA3, Class B1, VRN, 5.25%, (1-month LIBOR plus 5.10%), 6/25/50(1)	180,000	188,586
FHLMC, Series 2020-DNA4, Class B1, VRN, 6.15%, (1-month LIBOR plus 6.00%), 8/25/50(1)	170,000	181,034
FHLMC, Series 2020-DNA4, Class M2, VRN, 3.90%, (1-month LIBOR plus 3.75%), 8/25/50(1)	40,000	40,765
FHLMC, Series 2020-DNA5, Class B1, VRN, 4.88%, (SOFR plus 4.80%), 10/25/50(1)	160,000	167,847
FHLMC, Series 2020-DNA6, Class B1, VRN, 3.08%, (SOFR plus 3.00%), 12/25/50(1)	150,000	151,490
FNMA, Series 2014-C01, Class M2, VRN, 4.55%, (1-month LIBOR plus 4.40%), 1/25/24	139,421	141,036
FNMA, Series 2014-C02, Class 2M2, VRN, 2.75%, (1-month LIBOR plus 2.60%), 5/25/24	49,137	48,889
FNMA, Series 2014-C03, Class 1M2, VRN, 3.15%, (1-month LIBOR plus 3.00%), 7/25/24	236,611	230,547
FNMA, Series 2014-C03, Class 2M2, VRN, 3.05%, (1-month LIBOR plus 2.90%), 7/25/24	49,098	49,379
FNMA, Series 2014-C04, Class 1M2, VRN, 5.05%, (1-month LIBOR plus 4.90%), 11/25/24	33,568	34,573
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	564,862	97,426
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	455,745	100,900
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	389,841	54,048
		2,939,887
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,507,809)		7,699,588
COLLATERALIZED LOAN OBLIGATIONS — 6.0%
Allegany Park CLO Ltd., Series 2019-1A, Class C, VRN, 2.77%, (3-month LIBOR plus 2.55%), 1/20/33(1)	150,000	151,743
Anchorage Credit Opportunities CLO 1 Ltd., Series 2019-1A, Class B1, VRN, 3.12%, (3-month LIBOR plus 2.90%), 1/20/32(1)	150,000	151,403
Apidos CLO XXXIV, Series 2020-34A, Class C, VRN, 2.54%, (3-month LIBOR plus 2.30%), 1/20/33(1)	275,000	276,753
Ares LVI CLO Ltd., Series 2020-56A, Class D1, VRN, 3.96%, (3-month LIBOR plus 3.75%), 10/25/31(1)	250,000	252,744
Elmwood CLO IV Ltd., Series 2020-1A, Class C, VRN, 2.29%, (3-month LIBOR plus 2.05%), 4/15/33(1)	150,000	149,932
Elmwood CLO IV Ltd., Series 2020-1A, Class D, VRN, 3.39%, (3-month LIBOR plus 3.15%), 4/15/33(1)	350,000	345,700
Magnetite XXIV Ltd., Series 2019-24A, Class B, VRN, 2.09%, (3-month LIBOR plus 1.85%), 1/15/33(1)	100,000	101,182
Magnetite XXIV Ltd., Series 2019-24A, Class C, VRN, 2.79%, (3-month LIBOR plus 2.55%), 1/15/33(1)	175,000	175,689
OHA Credit Funding 7 Ltd., Series 2020-7A, Class D, VRN, 3.875%, (3-month LIBOR plus 3.65%), 10/19/32(1)	250,000	251,506
Reese Park CLO Ltd., Series 2020-1A, Class C1, VRN, 2.69%, (3-month LIBOR plus 2.45%), 10/15/32(1)	250,000	251,466

Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 2.60%, (3-month LIBOR plus 2.35%), 1/20/32(1)	100,000	100,323
Silver Creek CLO Ltd., Series 2014-1A, Class CR, VRN, 2.52%, (3-month LIBOR plus 2.30%), 7/20/30(1)	300,000	299,826
Silver Creek CLO Ltd., Series 2014-1A, Class DR, VRN, 3.57%, (3-month LIBOR plus 3.35%), 7/20/30(1)	250,000	246,603
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $2,735,747)		2,754,870
EXCHANGE-TRADED FUNDS — 4.8%
iShares iBoxx High Yield Corporate Bond ETF	10,611	926,341
iShares Preferred & Income Securities ETF(2)	33,822	1,302,485
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,173,980)		2,228,826
PREFERRED STOCKS — 4.0%
Banks — 1.7%
Banco Mercantil del Norte SA, 8.375%(1)	200,000	239,052
Citigroup, Inc., 4.32%	50,000	49,875
Huntington Bancshares, Inc., 5.70%	110,000	110,825
JPMorgan Chase & Co., 4.60%	200,000	206,750
Wells Fargo & Co., 5.875%	150,000	170,437
		776,939
Capital Markets — 1.3%
Charles Schwab Corp. (The), 4.00%	145,000	153,338
Goldman Sachs Group, Inc. (The), 4.13%	223,000	223,107
Morgan Stanley, 3.85%	225,000	223,386
		599,831
Diversified Financial Services — 0.4%
Equitable Holdings, Inc., 4.95%	180,000	191,925
Multi-Utilities — 0.4%
Sempra Energy, 4.875%	150,000	160,688
Oil, Gas and Consumable Fuels — 0.2%
BP Capital Markets plc, 4.375%	100,000	107,255
TOTAL PREFERRED STOCKS (Cost $1,687,049)		1,836,638
AFFILIATED FUND(4) — 3.7%
Emerging Markets Debt Fund R6 Class (Cost $1,585,773)	159,683	1,726,176
ASSET-BACKED SECURITIES — 3.1%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	33,503	34,297
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(1)	97,677	99,498
Hilton Grand Vacations Trust, Series 2019-AA, Class B, 2.54%, 7/25/33(1)	71,854	73,836
MVW LLC, Series 2019-2A, Class B, 2.44%, 10/20/38(1)	149,120	152,042
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(1)	199,757	200,422
Progress Residential Trust, Series 2018-SFR3, Class G, 5.62%, 10/17/35(1)	100,000	101,948
Progress Residential Trust, Series 2019-SFR3, Class B, 2.57%, 9/17/36(1)	250,000	255,110
Progress Residential Trust, Series 2019-SFR4, Class B, 2.94%, 10/17/36(1)	200,000	207,498
Progress Residential Trust, Series 2020-SFR2, Class B, 2.58%, 6/17/37(1)	100,000	101,973
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class B, 2.75%, 8/20/36(1)	114,500	117,203
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 7/25/57(1)	100,000	107,920
TOTAL ASSET-BACKED SECURITIES (Cost $1,420,994)		1,451,747
BANK LOAN OBLIGATIONS(5) — 1.6%
Food Products — 0.1%
United Natural Foods, Inc., Term Loan B, 4.40%, (1-month LIBOR plus 4.25%), 10/22/25	59,671	59,422
Health Care Equipment and Supplies — 0.4%
Avantor Funding, Inc., USD Term Loan B3, 3.25%, (1-month LIBOR plus 2.25%), 11/21/24	162,274	162,714
Health Care Providers and Services — 0.4%
Acadia Healthcare Company, Inc., 2018 Term Loan B4, 2.65%, (1-month LIBOR plus 2.50%), 2/16/23	99,475	99,351

Jaguar Holding Company II, 2018 Term Loan, 3.50%, (1-month LIBOR plus 2.50%), 8/18/22	99,474	99,555
		198,906
Pharmaceuticals — 0.3%
Bausch Health Companies Inc., 2018 Term Loan B, 3.15%, (1-month LIBOR plus 3.00%), 6/2/25	125,327	125,034
Technology Hardware, Storage and Peripherals — 0.4%
Dell International LLC, 2019 Term Loan B, 2.75%, (1-month LIBOR plus 2.00%), 9/19/25	173,228	173,552
TOTAL BANK LOAN OBLIGATIONS (Cost $713,841)		719,628
U.S. TREASURY SECURITIES — 1.2%
U.S. Treasury Notes, 0.125%, 12/15/23	500,000	499,394
U.S. Treasury Notes, 1.625%, 8/15/29(6)	50,000	53,465
TOTAL U.S. TREASURY SECURITIES (Cost $548,886)		552,859
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.9%
Egypt — 0.5%
Egypt Government International Bond, 6.125%, 1/31/22	200,000	209,135
Oman — 0.4%
Oman Government International Bond, 4.125%, 1/17/23	200,000	202,154
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $394,157)		411,289
TEMPORARY CASH INVESTMENTS — 1.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 3.75%, 11/30/23 - 11/15/43, valued at $320,717), in a joint trading account at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $314,177)		314,175
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 5/15/50, valued at $399,866), at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $392,003)		392,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	19,517	19,518
TOTAL TEMPORARY CASH INVESTMENTS (Cost $725,693)		725,693
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(7) — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $254,833)	254,833	254,833
TOTAL INVESTMENT SECURITIES — 101.6% (Cost $45,229,765)		46,873,287
OTHER ASSETS AND LIABILITIES — (1.6)%		(724,540)
TOTAL NET ASSETS — 100.0%		$46,148,747

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	12,542	USD	15,204	JPMorgan Chase Bank N.A.	3/17/21	$144
MXN	170,424	USD	8,391	UBS AG	3/17/21	104
						$248

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	2	March 2021	$276,156	$527
U.S. Treasury 2-Year Notes	21	March 2021	4,640,508	3,875
U.S. Treasury 5-Year Notes	49	March 2021	6,182,039	12,171
			$11,098,703	$16,573

^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	1	March 2021	$156,359	$232

^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $26,754,899, which represented 58.0% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,508,219. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(6)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $40,867.
(7)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,538,671, which includes securities collateral of $1,283,838.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	26,511,140	—
Collateralized Mortgage Obligations	—	7,699,588	—
Collateralized Loan Obligations	—	2,754,870	—
Exchange-Traded Funds	2,228,826	—	—
Preferred Stocks	—	1,836,638	—
Affiliated Funds	1,726,176	—	—
Asset-Backed Securities	—	1,451,747	—
Bank Loan Obligations	—	719,628	—
U.S. Treasury Securities	—	552,859	—
Sovereign Governments and Agencies	—	411,289	—
Temporary Cash Investments	19,518	706,175	—
Temporary Cash Investments - Securities Lending Collateral	254,833	—	—
	4,229,353	42,643,934	—
Other Financial Instruments
Futures Contracts	16,805	—	—
Forward Foreign Currency Exchange Contracts	—	248	—
	16,805	248	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended December 31, 2020 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Emerging Markets Debt Fund R6 Class	$1,407	$45	—	$274	$1,726	160	—	$45

(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.